BLACKROCK NEW YORK MUNICIPAL INCOME TRUST II

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09249R300

Amendment to Notice of Special Rate Period

February 12, 2020

BlackRock New York Municipal Income Trust II

100 Bellevue Parkway
Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

     In accordance with the Fund’s Statement of Preferences of Variable Rate Demand Preferred Shares, dated September 13, 2011 (the “Statement of Preferences”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares that the last day of the Special Rate Period has been extended from April 15, 2020 to April 15, 2021 in accordance with the terms of the Amended and Restated Notice of Special Rate Period, dated March 15, 2019 (the “Notice of Special Rate Period”).

     The last day of the Special Rate Period shall be April 15, 2021, or such later date as the Special Rate Period may be extended pursuant to the terms of the Notice of Special Rate Period.

     As of April 15, 2020, the section entitled “Special Redemption Provisions” in the Notice of Special Rate Period is hereby deleted in its entirety.

     As of April 15, 2020, the definition of “Base Rate” in the Notice of Special Rate Period is hereby deleted in its entirety and replaced with the following: “Base Rate” means, with respect to an SRP Calculation Period, the SIFMA Municipal Swap Index on the SRP Calculation Date for such SRP Calculation Period.

     As of April 15, 2020, the definition of “LIBOR Rate” in the Notice of Special Rate Period is hereby deleted in its entirety.

     As of April 15, 2020, the definition of “Ratings Spread” in the Notice of Special Rate Period is hereby deleted in its entirety and replaced with the following:

NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

     “Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch	Percentage
Aaa/AAA	0.84%
Aa3/AA- to Aa1/AA+	1.20%
A3/A- to A1/A+	2.00%
Baa3/BBB- to Baa1/BBB+	3.00%
Non-investment grade or Unrated	4.00%

     Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Statement of Preferences and the Notice of Special Rate Period.

[Signature Page Follows]

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BLACKROCK NEW YORK MUNICIPAL
INCOME TRUST II

By: /s/ Jonathan Diorio

Name: Jonathan Diorio

Title: Vice President

[Signature Page – BFY Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Notice of Special Rate Period

Bank of America, N.A.
One Bryant Park
1111 Avenue of the Americas, 9th Floor
New York, New York 10036
Attention: Thomas Visone; Mary Ann Olson

Telephone: (212) 449-7358 Telecopy: (646) 736-7286

Email: DG.Pfloats@bofa.com; thomas.visone@bofa.com; mary.ann.olson@bofa.com BofA Securities, Inc.

One Bryant Park
1111 Avenue of the Americas

9th Floor

New York, New York 10036

Email: thomas.visone@bofa.com; dg.temm@baml.com Attention: Thomas Visone

The Depository Trust Company
LensNotice@dtcc.com